LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended
	December 31,
	2019	2020	2021
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(51,671)	(72,507)	(14,472)	(2,271)

Denominator:
Number of shares outstanding, opening	429,404,977	436,656,529	436,816,529	436,816,529
Weighted average number of shares issued	7,244,845	160,000	—	—
Weighted average number of shares reduced	—	—	—	—
Weighted-average number of shares outstanding – Basic and diluted	436,649,822	436,763,196	436,816,529	436,816,529
Loss per share
-Basic and diluted	(0.12)	(0.17)	(0.03)	(0.01)